Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Income tax

Income tax provision (benefit) for the year ended December 31, 2014 is summarized below:

2014

Net operating loss carryforwards - Federal	$1,465,106
Net operating loss carryforwards - State	412,744
Stock-based compensation	254,502
Other temporary differences	19,258
Totals	2,151,610
Less valuation allowance	(2,151,610)
Deferred tax assets	$-

Statutory federal income tax rate
2014
Statutory Federal tax rate	34.0%
State income tax rate (net of Federal)	4.4%
Other permanent differences	(3.8)%
Effect of valuation allowance	(34.6)%
Effective tax rate	0.0%